UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2013 to March 31, 2013

Item 1:                   Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (14.5%)
$4,200	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	04/25/14	0.284	$4,127,407
2,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/29/14	0.043	2,391,722
1,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	02/13/14	0.043	1,573,719
5,400	International Bank for Reconstruction & Development#	(AAA, Aaa)	12/20/13	0.310	4,947,473
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $13,800,000)					13,040,321

UNITED STATES AGENCY OBLIGATIONS (67.8%)
2,000	Fannie Mae Discount Notes	(AA+, Aaa)	04/01/13	0.140	2,000,000
3,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/16/13	0.150	2,998,881
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/19/14	0.380	2,005,568
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/21/14	0.250	1,001,091
2,305	Federal Farm Credit Banks#	(AA+, Aaa)	05/29/14	0.410	2,312,330
1,700	Federal Farm Credit Banks#	(AA+, Aaa)	10/14/14	0.280	1,702,635
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/11/14	0.300	1,001,833
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.220	1,000,697
2,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/15	0.232	2,502,815
3,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/20/15	0.228	3,003,054
1,500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.270	1,502,251
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/22/15	0.225	2,001,518
2,500	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.233	2,502,322
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	999,316
1,500	Federal Farm Credit Banks#	(AA+, Aaa)	02/24/16	0.254	1,501,282
1,000	Federal Home Loan Banks#	(AA+, Aaa)	04/05/13	0.320	1,000,001
1,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	999,998
2,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	1,999,988
2,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	2,001,836
2,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.220	2,001,404
1,500	Federal Home Loan Banks	(AA+, Aaa)	04/15/14	0.250	1,500,180
2,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.270	2,003,160
1,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	1,027,748
1,500	Federal Home Loan Banks	(AA+, Aaa)	08/28/14	0.280	1,500,282
500	Federal Home Loan Discount Notes	(AA+, Aaa)	06/25/13	0.099	499,953
2,000	Federal Home Loan Discount Notes	(AA+, Aaa)	04/15/13	0.155	1,999,879
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/15/13	0.500	1,002,029
2,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/15/14	4.500	2,068,698
1,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/27/14	1.000	1,517,649
800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/14	0.375	801,710
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/03/14	0.320	500,496
800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/13/15	0.375	800,245
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	1,000,918
3,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.172	3,001,068
1,600	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.182	1,600,853
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/09/13	0.130	999,783
1,500	Freddie Mac Discount Notes	(AA+, Aaa)	08/20/13	0.150	1,499,648
1,500	Freddie Mac Discount Notes	(AA+, Aaa)	08/28/13	0.120	1,499,628
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $60,809,758)					60,862,747

UNITED STATES TREASURY OBLIGATIONS (15.3%)
800	United States Treasury Bill	(AA+, Aaa)	09/19/13	0.104	799,620
3,000	United States Treasury Notes§	(AA+, Aaa)	05/15/13	1.375	3,004,241
3,000	United States Treasury Notes§	(AA+, Aaa)	05/31/13	0.500	3,001,354
1,700	United States Treasury Notes	(AA+, Aaa)	01/31/14	0.250	1,701,661
2,200	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	2,221,228
1,500	United States Treasury Notes	(AA+, Aaa)	03/15/14	1.250	1,515,703
1,500	United States Treasury Notes	(AA+, Aaa)	04/30/14	0.250	1,501,349
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $13,741,103)					13,745,156

Number of Shares				Value

SHORT-TERM INVESTMENTS (5.2%)
3,072,500	State Street Navigator Prime Portfolio, 0.22%§§			$3,072,500

Par (000)		Maturity	Rate%
$1,609	State Street Bank and Trust Co. Euro Time Deposit	04/01/13	0.010	1,609,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,681,500)				4,681,500

TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $93,032,361)				92,329,724

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)				(2,487,576)

NET ASSETS (100.0%)				$89,842,148

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2013.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2013.

At March 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	July 2013	2,344,410	$145,053
	USD	Sept 2013	973,000	19,679
	USD	Dec 2014	1,098,120	(12,808)
				151,924

Agriculture
	USD	Dec 2013	376,950	(36,664)
				$115,260
Contracts to Sell
Energy
	USD	May 2013	(3,265,980)	$(165,212)
	USD	July 2013	(1,171,680)	6,430
				(158,782)

Agriculture
	USD	May 2013	(473,900)	23,241
				$(135,541)

Net unrealized appreciation (depreciation)				$(20,281)

At March 31, 2013, Outstanding Swap Contracts were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$1,913,434	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(7,834)
USD	$1,080,542	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(4,577)
USD	$956,759	04/26/2013	Morgan Stanley Capital Group	Fee Plus Treasury Bill Rate	Commodity Index Return[1]	8,815
USD	$2,472,621	10/23/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(10,176)
USD	$1,059,655	04/26/2013	CITI	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(9,762)
USD	$2,046,533	04/26/2013	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(18,853)
USD	$801,340	04/26/2013	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(7,439)
USD	$4,629,547	04/26/2013	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(42,666)
USD	$9,014,426	04/26/2013	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(83,077)
USD	$4,902,674	04/26/2013	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(45,517)
USD	$18,767,512	04/26/2013	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(172,941)
USD	$3,644,892	04/26/2013	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(33,834)
						$(427,861)

1    The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, structured note agreements, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$13,040,321	$—	$13,040,321
United States Agency Obligations	—	60,862,747	—	60,862,747
United States Treasury Obligations	—	13,745,156	—	13,745,156
Short-Term Investments	3,072,500	1,609,000	—	4,681,500
Other Financials Instruments*
Futures	(20,281)	—	—	(20,281)
Swap Contracts	—	(427,861)	—	(427,861)
	$3,052,219	$88,829,363	$—	$91,881,582

*Other financial instruments include futures and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which require the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At March 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$93,032,361
Unrealized appreciation	$57,528
Unrealized depreciation	(760,165)
Net unrealized appreciation (depreciation)	$(702,637)

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 29, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	May 29, 2013